PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net:

	At December 31,
	2018	2019
Land	$282,000	$282,000
Plant and machinery	789,931	776,752
Motor vehicles	183,664	181,387
Office equipment	102,326	136,857
Power stations	194,931,540	159,257,486

Less: Accumulated depreciation	(16,215,671)	(17,333,097)
	180,073,790	143,301,385
Construction in progress	10,713,472	—
Property, plant and equipment, net	$190,787,262	$143,301,385

Construction in progress mainly represents new solar power projects for self-electricity generation in China.

All power stations were self-constructed for electricity generation purpose.

Depreciation expense for the years ended December 31, 2017, 2018 and 2019 was $4,475,823,  $8,402,169 and $7,796,003 respectively.